Share capital - Authorised, Issued, and Held in Reserve (Details) - shares	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital
Shares authorised	1,314,407,571	1,314,407,571	1,314,407,571
Shares issued	635,676,817	634,244,336	632,365,757	631,028,318
Unissued shares	678,730,754	680,163,235	682,041,814
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	1,127,690,590	1,127,690,590	1,127,690,590
Shares issued	629,345,470	627,912,989	626,034,410
Unissued shares	498,345,120	499,777,601	501,656,180
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	28,385,646	28,385,646	28,385,646
Unissued shares	28,385,646	28,385,646	28,385,646
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	158,331,335	158,331,335	158,331,335
Shares issued	6,331,347	6,331,347	6,331,347
Unissued shares	151,999,988	151,999,988	151,999,988